Eaton Vance

High Income Opportunities Fund

July 31, 2019 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $929,302,385 and the Fund owned 79.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 1.6%
Bombardier, Inc., 6.00%, 10/15/22(1)		4,374	$4,395,870
Bombardier, Inc., 6.125%, 1/15/23(1)		1,016	1,033,780
Bombardier, Inc., 7.875%, 4/15/27(1)		2,041	2,071,615
TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,663,345
TransDigm, Inc., 6.50%, 7/15/24		2,911	3,001,969
TransDigm, Inc., 6.50%, 5/15/25		440	454,850
TransDigm, Inc., 7.50%, 3/15/27(1)		1,705	1,803,037
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,620,663

			$19,045,129

Automotive & Auto Parts — 2.0%
IHO Verwaltungs GmbH, 6.375%, (6.375% Cash or 7.125% PIK), 5/15/29(1)(2)		1,929	$1,904,394
Navistar International Corp., 6.625%, 11/1/25(1)		6,645	6,877,575
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(3)	EUR	4,294	4,893,316
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		3,102	3,217,395
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		5,679	5,785,481

			$22,678,161

Banking & Thrifts — 1.0%
CIT Group, Inc., 5.00%, 8/1/23		4,300	$4,606,375
CIT Group, Inc., 6.125%, 3/9/28		1,420	1,640,100
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		4,805	5,333,118

			$11,579,593

Broadcasting — 2.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(6)		3,673	$3,741,869
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)(6)		3,673	3,774,007
iHeartCommunications, Inc., 8.375%, 5/1/27		2,138	2,260,935
Netflix, Inc., 4.875%, 4/15/28		640	662,800
Netflix, Inc., 5.50%, 2/15/22		1,790	1,903,575
Netflix, Inc., 5.875%, 2/15/25		2,155	2,351,364
Netflix, Inc., 5.875%, 11/15/28		4,030	4,427,962
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)		1,482	1,539,428
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		1,917	1,941,327
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		2,963	3,057,223
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		2,980	3,084,300

			$28,744,790

Building Materials — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)		856	$889,170
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		782	826,965
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		1,488	1,369,407
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,088,959
Standard Industries, Inc., 5.50%, 2/15/23(1)		2,416	2,473,380
Standard Industries, Inc., 6.00%, 10/15/25(1)		3,880	4,078,850

			$10,726,731

Security	Principal Amount* (000’s omitted)		Value
Cable & Satellite TV — 5.1%
Cablevision Systems Corp., 5.875%, 9/15/22		1,410	$1,501,650
Cablevision Systems Corp., 8.00%, 4/15/20		5,451	5,634,971
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,949,576
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		357	361,686
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,989,925
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		1,113	1,156,129
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,010	2,057,738
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,877,491
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,258,712
CSC Holdings, LLC, 5.125%, 12/15/21(1)		235	235,588
CSC Holdings, LLC, 5.25%, 6/1/24		385	402,806
CSC Holdings, LLC, 5.375%, 7/15/23(1)		970	997,257
CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,404,737
CSC Holdings, LLC, 5.75%, 1/15/30(1)		2,463	2,509,181
CSC Holdings, LLC, 6.50%, 2/1/29(1)		1,001	1,105,479
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,383,950
CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,408,256
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,406,330
DISH DBS Corp., 5.875%, 7/15/22		1,970	1,998,604
DISH DBS Corp., 5.875%, 11/15/24		420	390,863
DISH DBS Corp., 7.75%, 7/1/26		1,526	1,491,665
UPC Holding B.V., 5.50%, 1/15/28(1)		3,033	3,101,242
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,904	1,994,440
Ziggo B.V., 4.25%, 1/15/27(3)	EUR	2,129	2,535,101
Ziggo B.V., 5.50%, 1/15/27(1)		2,714	2,785,243
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		358	368,293
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		265	270,035

			$59,576,948

Capital Goods — 0.6%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	$2,990,000
Colfax Corp., 6.00%, 2/15/24(1)		880	935,275
Colfax Corp., 6.375%, 2/15/26(1)		1,440	1,543,061
Harsco Corp., 5.75%, 7/31/27(1)		1,008	1,040,760

			$6,509,096

Chemicals — 1.8%
Chemours Co. (The), 4.00%, 5/15/26	EUR	3,393	$3,573,978
Chemours Co. (The), 5.375%, 5/15/27		868	768,180
Chemours Co. (The), 7.00%, 5/15/25		1,809	1,778,912
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		739	761,170
Hexion, Inc., 7.875%, 7/15/27(1)		1,241	1,231,692
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,785	2,645,750
PQ Corp., 6.75%, 11/15/22(1)		900	933,750
SPCM SA, 4.875%, 9/15/25(1)		1,185	1,202,420
Valvoline, Inc., 5.50%, 7/15/24		835	866,313
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,619,687
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,992,275
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,363,637

			$20,737,764

Security	Principal Amount* (000’s omitted)		Value
Consumer Products — 1.9%
Central Garden & Pet Co., 5.125%, 2/1/28		545	$546,362
Central Garden & Pet Co., 6.125%, 11/15/23		970	1,011,225
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,324,165
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		3,995	4,174,775
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		1,568	1,709,120
Mattel, Inc., 6.75%, 12/31/25(1)		4,136	4,358,393
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,409,111

			$22,533,151

Containers — 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	$844,940
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,724,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		2,892	3,063,091
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,807,612
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,441,814
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,695	1,746,698
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,195	3,450,600
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,091,080
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	265,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		643	645,237
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		2,078	2,149,431
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)(6)		1,429	1,477,229
Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)(6)		1,574	1,660,570

			$23,368,189

Diversified Financial Services — 2.7%
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	$2,479,329
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,281,877
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)(6)		2,936	3,007,932
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		3,825	3,940,209
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)		2,993	3,086,801
MSCI, Inc., 5.75%, 8/15/25(1)		1,275	1,335,180
Navient Corp., 6.75%, 6/15/26		1,460	1,523,875
Navient Corp., 8.00%, 3/25/20		3,065	3,168,444
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		6,390	6,761,195
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)		1,855	2,006,275

			$31,591,117

Diversified Media — 0.5%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		1,095	$1,122,594
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,125	2,180,250
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)		516	561,150
MDC Partners, Inc., 6.50%, 5/1/24(1)		2,099	1,904,843

			$5,768,837

Energy — 14.3%
Aker BP ASA, 4.75%, 6/15/24(1)		2,031	$2,097,008
Aker BP ASA, 5.875%, 3/31/25(1)		1,460	1,543,950
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		1,465	1,540,081
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		1,150	1,112,625
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		2,542	2,389,531
Antero Resources Corp., 5.625%, 6/1/23		490	466,725
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)		4,113	3,300,682

Security	Principal Amount* (000’s omitted)	Value
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	1,336	$1,325,980
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	1,610	1,545,600
Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	3,348	3,113,640
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,357,800
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	2,977	2,917,460
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	2,020	2,227,252
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,808,402
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	624,012
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	2,670	2,830,200
CITGO Holding, Inc., 9.25%, 8/1/24(1)(6)	2,289	2,389,144
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	1,957	1,942,518
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	9,790	9,679,862
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	2,413	2,446,179
Denbury Resources, Inc., 9.00%, 5/15/21(1)	469	444,378
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,113,426
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,752,287
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,340,000
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,200,325
Energy Transfer Operating, L.P., 5.875%, 1/15/24	975	1,083,192
Energy Transfer Operating, L.P., 7.50%, 10/15/20	1,780	1,880,627
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	1,630	1,539,910
EnLink Midstream, LLC, 5.375%, 6/1/29	1,713	1,770,300
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,234,713
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	3,860	2,868,057
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,021,875
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	4,989,450
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	980,249
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	52	50,830
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	3,401	3,315,975
Jagged Peak Energy, LLC, 5.875%, 5/1/26	1,019	973,145
Matador Resources Co., 5.875%, 9/15/26	4,700	4,667,053
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	3,394,125
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,123	5,187,037
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	813,891
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,270	1,247,775
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,343,937
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,671,095
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,132,063
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,048,731
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	6,001,314
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	3,728,784
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,386,900
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	4,120	3,979,838
Precision Drilling Corp., 6.50%, 12/15/21	152	150,057
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,045,725
Precision Drilling Corp., 7.75%, 12/15/23	195	196,950
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,691,125
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,941,975
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	5,531,500
SM Energy Co., 5.625%, 6/1/25	1,850	1,614,125
SM Energy Co., 6.625%, 1/15/27	1,965	1,721,831
SM Energy Co., 6.75%, 9/15/26	2,741	2,480,605
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	1,914	1,908,641

Security	Principal Amount* (000’s omitted)	Value
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	$2,230,669
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	1,087	1,186,210
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	2,174	2,402,705
Tervita Corp., 7.625%, 12/1/21(1)	5,525	5,663,125
Transocean, Inc., 7.25%, 11/1/25(1)	2,686	2,534,912
Transocean, Inc., 7.50%, 1/15/26(1)	1,247	1,178,415
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,007	2,057,124
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	556	594,931
Whiting Petroleum Corp., 6.25%, 4/1/23	331	326,035
Whiting Petroleum Corp., 6.625%, 1/15/26	1,364	1,292,390

		$166,568,983

Entertainment & Film — 0.7%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,439,775
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,500	3,152,187
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	4,009,580

		$8,601,542

Environmental — 1.7%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	1,029	$1,063,595
Clean Harbors, Inc., 5.125%, 7/15/29(1)	617	651,891
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,291,548
Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,316,781
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,784,656
GFL Environmental, Inc., 7.00%, 6/1/26(1)	1,716	1,776,060
GFL Environmental, Inc., 8.50%, 5/1/27(1)	5,041	5,532,498
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	2,210	2,270,775

		$19,687,804

Food, Beverage & Tobacco — 1.9%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	3,697	$3,651,712
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)(6)	2,898	2,900,173
Post Holdings, Inc., 5.00%, 8/15/26(1)	2,490	2,552,250
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,752,281
Post Holdings, Inc., 5.50%, 12/15/29(1)	1,001	1,016,015
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,154	2,224,005
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,010,500
US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,334,069

		$22,441,005

Gaming — 4.0%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	2,908	$2,908,872
Eldorado Resorts, Inc., 6.00%, 4/1/25	2,156	2,282,665
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	5,355	5,662,913
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	859,286
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	566,766
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,871,701
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	1,031	1,061,930
Melco Resorts Finance, Ltd., 5.625%, 7/17/27(1)	1,197	1,238,234
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	2,078,473
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	3,095,913
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	1,082	1,168,841

Security	Principal Amount* (000’s omitted)	Value
MGM Resorts International, 5.75%, 6/15/25	3,105	$3,371,875
MGM Resorts International, 6.625%, 12/15/21	1,275	1,383,515
MGM Resorts International, 7.75%, 3/15/22	2,585	2,894,425
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,693	3,900,731
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,954,408
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,189,350
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,871	2,946,364
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	332,290

		$46,768,552

Healthcare — 12.6%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	5,152	$5,687,035
Bausch Health Americas, Inc., 9.00%, 12/15/25(1)	3,615	4,050,427
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,114	2,206,487
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	760	801,800
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	943	953,326
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	774,592
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,963,490
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,126	5,420,745
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	1,240	1,280,300
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,015	1,057,508
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	1,420	1,590,400
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,398,500
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	689	709,670
Centene Corp., 4.75%, 1/15/25	5,365	5,485,820
Centene Corp., 5.375%, 6/1/26(1)	5,880	6,225,450
Centene Corp., 6.125%, 2/15/24	3,740	3,922,325
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,245,500
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	1,250	1,262,500
Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(2)	4,220	4,267,475
HCA, Inc., 5.00%, 3/15/24	1,435	1,559,068
HCA, Inc., 5.25%, 6/15/26	2,196	2,440,620
HCA, Inc., 5.375%, 9/1/26	3,410	3,699,850
HCA, Inc., 5.625%, 9/1/28	4,205	4,647,366
HCA, Inc., 5.875%, 2/15/26	12,010	13,331,100
HCA, Inc., 5.875%, 2/1/29	2,038	2,277,465
HCA, Inc., 7.50%, 2/15/22	1,530	1,697,841
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,417,982
IQVIA, Inc., 5.00%, 5/15/27(1)	1,076	1,124,291
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	5,998	6,230,422
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,066	2,114,076
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	5,380	5,891,100
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	12,926	12,602,333
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	5,666	5,283,545
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	1,534	1,631,793
Select Medical Corp., 6.25%, 8/15/26(1)(6)	962	978,835
Service Corp. International, 5.125%, 6/1/29	1,473	1,557,698
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,845,175
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	1,394	1,143,080
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,407,366
Teleflex, Inc., 5.25%, 6/15/24	845	867,181

Security	Principal Amount* (000’s omitted)	Value
Tenet Healthcare Corp., 6.00%, 10/1/20	2,885	$2,978,762
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,173,413
Tenet Healthcare Corp., 8.125%, 4/1/22	1,285	1,376,556
Vizient, Inc., 6.25%, 5/15/27(1)	687	731,655
WellCare Health Plans, Inc., 5.25%, 4/1/25	5,905	6,149,821
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	3,622	3,839,791

		$146,301,535

Homebuilders & Real Estate — 1.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	2,962	$3,069,372
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	1,749	1,753,407
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	2,485	2,547,125
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,447	1,486,793
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)(6)	1,950	2,023,125
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	1,493	1,567,650
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	320	334,400

		$12,781,872

Hotels — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,424,375
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,180	3,228,336

		$8,652,711

Insurance — 1.2%
Acrisure, LLC/Acrisure Finance, Inc., 10.125%, 8/1/26(1)(6)	1,171	$1,204,666
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	4,670	4,798,425
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	1,023	1,048,575
Hub International, Ltd., 7.00%, 5/1/26(1)	5,491	5,597,361
USI, Inc., 6.875%, 5/1/25(1)	1,774	1,765,485

		$14,414,512

Leisure — 1.2%
Cedar Fair, L.P., 5.25%, 7/15/29(1)	976	$1,013,820
Merlin Entertainments PLC, 5.75%, 6/15/26(1)	2,229	2,337,664
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,293	2,334,686
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	6,132	6,361,950
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,883,700

		$13,931,820

Metals & Mining — 2.2%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	1,742	$1,829,100
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	1,605	1,689,263
Constellium SE, 5.875%, 2/15/26(1)	2,004	2,084,160
Eldorado Gold Corp., 9.50%, 6/1/24(1)	992	1,026,720
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	1,553	1,473,409
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	3,836	3,812,025
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	2,247	2,207,677
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,732,180
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,526	2,351,302
New Gold, Inc., 6.25%, 11/15/22(1)	2,014	1,933,440
New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,309,350
Novelis Corp., 5.875%, 9/30/26(1)	2,118	2,200,072

Security	Principal Amount* (000’s omitted)	Value
Novelis Corp., 6.25%, 8/15/24(1)	2,390	$2,509,548

		$26,158,246

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26	1,000	$963,750

		$963,750

Publishing & Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	2,008	$1,817,240

		$1,817,240

Railroad — 0.7%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,902,750

		$7,902,750

Restaurant — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$881,087
Golden Nugget, Inc., 6.75%, 10/15/24(1)	3,626	3,741,597
Golden Nugget, Inc., 8.75%, 10/1/25(1)	3,583	3,762,150
Yum! Brands, Inc., 3.875%, 11/1/20	855	865,688

		$9,250,522

Services — 3.4%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,084	$1,135,490
Aramark Services, Inc., 5.125%, 1/15/24	1,945	1,999,227
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	758,006
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,836	3,041,610
IAA, Inc., 5.50%, 6/15/27(1)	992	1,039,740
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,388,533
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	2,937	3,032,452
Laureate Education, Inc., 8.25%, 5/1/25(1)	8,679	9,481,807
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	5,915	6,107,237
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,729,425
TMS International Holding Corp., 7.25%, 8/15/25(1)	2,086	2,007,775
West Corp., 8.50%, 10/15/25(1)	2,702	2,289,945

		$39,011,247

Steel — 0.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,921	$2,007,445
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	997,887
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	3,951,969

		$6,957,301

Super Retail — 1.8%
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	$1,249,500
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,089,881
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,490	3,507,450
Party City Holdings, Inc., 6.625%, 8/1/26(1)	2,083	2,010,095
PVH Corp., 7.75%, 11/15/23	3,385	3,861,320
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,686,688
William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,589,275

		$20,994,209

Security	Principal Amount* (000’s omitted)	Value
Technology — 3.9%
Camelot Finance SA, 7.875%, 10/15/24(1)	4,988	$5,224,930
CDK Global, Inc., 5.25%, 5/15/29(1)	984	1,022,130
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,306,250
CommScope, Inc., 8.25%, 3/1/27(1)	1,010	998,638
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	3,420	2,885,625
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	3,980,250
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,235,345
EIG Investors Corp., 10.875%, 2/1/24	4,750	4,993,437
Entegris, Inc., 4.625%, 2/10/26(1)	1,137	1,156,897
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,305	2,408,725
MTS Systems Corp., 5.75%, 8/15/27(1)	768	791,040
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	6,614	3,984,935
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,568,431
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	1,001,242
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	562	544,438

		$45,102,313

Telecommunications — 7.9%
Altice Finco SA, 8.125%, 1/15/24(1)	1,339	$1,390,886
Altice France SA, 7.375%, 5/1/26(1)	3,020	3,201,804
Altice France SA, 8.125%, 2/1/27(1)	3,829	4,178,396
Altice Luxembourg SA, 7.625%, 2/15/25(1)	568	558,793
Altice Luxembourg SA, 7.75%, 5/15/22(1)	908	929,565
Altice Luxembourg SA, 10.50%, 5/15/27(1)	2,160	2,292,300
CenturyLink, Inc., 6.75%, 12/1/23	1,804	1,951,297
CenturyLink, Inc., 7.50%, 4/1/24	359	393,891
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	2,943,125
Equinix, Inc., 5.875%, 1/15/26	3,890	4,140,438
Frontier California, Inc., 6.75%, 5/15/27	895	845,775
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,082,250
Frontier Communications Corp., 7.625%, 4/15/24	285	158,546
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,969,657
Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	913,411
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,785	2,579,606
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	2,586	2,592,724
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,126	1,086,590
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,275,375
Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,250,706
Level 3 Parent, LLC, 5.75%, 12/1/22	750	757,500
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	806,990
Sable International Finance, Ltd., 5.75%, 9/7/27(1)	1,516	1,557,690
SBA Communications Corp., 4.00%, 10/1/22	2,295	2,334,015
SBA Communications Corp., 4.875%, 9/1/24	1,385	1,429,833
Sprint Capital Corp., 6.875%, 11/15/28	2,638	2,908,395
Sprint Corp., 7.125%, 6/15/24	2,270	2,482,813
Sprint Corp., 7.25%, 9/15/21	2,545	2,739,056
Sprint Corp., 7.625%, 2/15/25	3,285	3,646,449
Sprint Corp., 7.625%, 3/1/26	2,179	2,440,545
Sprint Corp., 7.875%, 9/15/23	10,636	11,845,845
T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,129,219

Security	Principal Amount* (000’s omitted)		Value
T-Mobile USA, Inc., 6.375%, 3/1/25		1,225	$1,272,469
T-Mobile USA, Inc., 6.50%, 1/15/26		6,587	7,029,646
Telecom Italia SpA, 5.303%, 5/30/24(1)		2,962	3,139,720
ViaSat, Inc., 5.625%, 4/15/27(1)		1,494	1,564,935
Wind Tre SpA, 3.125%, 1/20/25(3)	EUR	403	451,501
Wind Tre SpA, 5.00%, 1/20/26(1)		1,661	1,652,695
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23		1,980	2,049,300
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		2,106	2,166,863

			$92,140,614

Transport Excluding Air & Rail — 0.4%
XPO Logistics, Inc., 6.125%, 9/1/23(1)		1,310	$1,351,396
XPO Logistics, Inc., 6.50%, 6/15/22(1)		3,203	3,261,871

			$4,613,267

Utility — 3.6%
AES Corp. (The), 4.00%, 3/15/21		2,305	$2,345,338
AES Corp. (The), 5.50%, 4/15/25		263	273,520
AES Corp. (The), 6.00%, 5/15/26		5,725	6,127,467
Calpine Corp., 5.25%, 6/1/26(1)		2,210	2,240,432
Calpine Corp., 5.75%, 1/15/25		3,006	3,017,272
Drax Finco PLC, 6.625%, 11/1/25(1)		1,493	1,560,185
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)		1,485	1,505,419
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,602	1,615,553
NRG Energy, Inc., 5.25%, 6/15/29(1)		1,247	1,315,336
NRG Energy, Inc., 7.25%, 5/15/26		5,095	5,519,770
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		1,410	1,418,418
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,125	2,164,844
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)		3,995	4,234,700
Vistra Energy Corp., 8.125%, 1/30/26(1)		3,735	4,024,462
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		4,112	4,219,940

			$41,582,656

Total Corporate Bonds & Notes (identified cost $1,001,714,339)			$1,019,503,957

Senior Floating-Rate Loans — 7.1%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing 5/30/25		$1,579	$1,569,149

			$1,569,149

Automotive & Auto Parts — 0.4%
Navistar International Corp., Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24		$4,235	$4,244,330

			$4,244,330

Broadcasting — 0.3%
iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(8)(17)		$2,833	$1,972,831
iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(8)(17)		1,416	977,953

			$2,950,784

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$1,205	$1,164,290

		$1,164,290

Cable & Satellite TV — 0.1%
CSC Holdings, LLC, Term Loan, 5.33%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$1,604	$1,612,654

		$1,612,654

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,008,630

		$2,008,630

Food, Beverage & Tobacco — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$3,742	$3,749,074

		$3,749,074

Gaming — 0.5%
Lago Resort & Casino, LLC, Term Loan, 11.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,027	$1,008,745
Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	229	229,573
Peninsula Pacific Entertainment, LLC, Term Loan, 9.58%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	2,057	2,062,142
Stars Group Holdings B.V. (The), Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	2,178	2,191,862

		$5,492,322

Healthcare — 0.3%
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	$3,234	$3,255,698
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	201	202,780

		$3,458,478

Insurance — 0.4%
Hub International, Ltd., Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$1,198	$1,186,857
Sedgwick Claims Management Services, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	3,409	3,361,998

		$4,548,855

Metals & Mining — 0.5%
GrafTech Finance, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$5,954	$5,871,927

		$5,871,927

Services — 1.5%
AlixPartners, LLP, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$2,373	$2,379,685
Asurion, LLC, Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	15,010	15,288,315

		$17,668,000

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,663	$2,682,544

		$2,682,544

Technology — 1.7%
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$4,798	$4,790,939
EIG Investors Corp., Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	3,510	3,478,541

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	$5,470	$5,483,887
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	1,090	1,090,879
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	1,590	1,591,723
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	741	741,470
Veritas Bermuda, Ltd., Term Loan, 6.75%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	3,337	3,142,268

		$20,319,707

Telecommunications — 0.4%
CenturyLink, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$2,692	$2,678,535
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(11)	1,640	1,664,190

		$4,342,725

Utility — 0.1%
TEX Operations Co., LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$731	$732,868
Vistra Operations Company, LLC, Term Loan, 4.27%, (USD LIBOR + 2.00%), Maturing 12/31/25(10)	484	485,892

		$1,218,760

Total Senior Floating-Rate Loans (identified cost $83,038,346)		$82,902,229

Common Stocks — 1.4%

Security	Shares	Value
Consumer Products — 0.0%(12)
HF Holdings, Inc.(13)(14)(15)	13,600	$33,592

		$33,592

Diversified Media — 0.2%
Clear Channel Outdoor Holdings, Inc.(13)	775,000	$2,348,250

		$2,348,250

Energy — 0.2%
Ascent CNR Corp., Class A(13)(14)(15)	6,273,462	$2,007,508
Nine Point Energy Holdings, Inc.(13)(14)(15)	31,737	317

		$2,007,825

Gaming — 0.2%
Caesars Entertainment Corp.(13)	153,567	$1,818,234
New Cotai Participation Corp., Class B(13)(14)(15)	7	0

		$1,818,234

Healthcare — 0.5%
Acadia Healthcare Co., Inc.(13)	40,000	$1,277,600
Bausch Health Cos., Inc.(13)	90,000	2,157,300
Centene Corp.(13)	40,000	2,083,600
Surgery Partners, Inc.(13)	120,000	915,600

		$6,434,100

Metals & Mining — 0.3%
Constellium SE, Class A(13)	275,000	$3,302,750

		$3,302,750

Total Common Stocks (identified cost $18,330,250)		$15,944,751

Convertible Preferred Stocks — 0.0%(12)

Security	Shares	Value
Energy — 0.0%(12)
Nine Point Energy Holdings, Inc., Series A, 12.00%(2)(13)(14)(15)	591	$478,907

Total Convertible Preferred Stocks (identified cost $591,000)		$478,907

Miscellaneous — 0.7%

Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(13)(15)	8,415,190	$0

		$0

Gaming — 0.7%
PGP Investors, LLC, Membership Interests(13)(14)(15)	30,326	$7,764,798

		$7,764,798

Technology — 0.0%
Avaya, Inc., Escrow Certificates(13)(15)	$695,000	$0

		$0

Total Miscellaneous (identified cost $2,678,042)		$7,764,798

Short-Term Investments — 3.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(16)	41,030,154	$41,030,154

Total Short-Term Investments (identified cost $41,028,840)		$41,030,154

Total Investments — 100.3% (identified cost $1,147,380,817)		$1,167,624,796

Less Unfunded Loan Commitments — (0.0)%(12)		$(229,000)

Net Investments — 100.3% (identified cost $1,147,151,817)		$1,167,395,796

Other Assets, Less Liabilities — (0.3)%		$(3,122,830)

Net Assets — 100.0%		$1,164,272,966

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $646,498,601 or 55.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest/dividends in additional principal at the issuer’s discretion.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $7,879,918 or 0.7% of the Portfolio’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(10)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $574,864.

(17)	Issuer filed for bankruptcy. Security is in the process of being restructured.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,094,554	EUR	17,036,388	State Street Bank and Trust Company	10/31/19	$98,781	$—

						$98,781	$—

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At July 31, 2019, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508
HF Holdings, Inc.	10/27/09	13,600	730,450	33,592
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	317

Total Common Stocks			$2,407,230	$2,041,417

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$478,907

Total Convertible Preferred Stocks			$591,000	$478,907

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,678,042	$7,764,798

Total Miscellaneous			$2,678,042	$7,764,798

Total Restricted Securities			$5,676,272	$10,285,122

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $98,781.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,019,503,957	$—	$1,019,503,957
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	82,673,229	—	82,673,229
Common Stocks	13,903,334	—	2,041,417	15,944,751
Convertible Preferred Stocks	—	—	478,907	478,907
Miscellaneous	—	—	7,764,798	7,764,798
Short-Term Investments	—	41,030,154	—	41,030,154
Total Investments	$13,903,334	$1,143,207,340	$10,285,122	$1,167,395,796
Forward Foreign Currency Exchange Contracts	$—	$98,781	$—	$98,781
Total	$13,903,334	$1,143,306,121	$10,285,122	$1,167,494,577

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.